Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 29	$ 1,808,926	$ (3,001,679)	$ (1,192,724)
Balance (in Shares) at Dec. 31, 2018		2,874,437
Common stock issued pursuant to subscription agreements		$ 1	624,999		625,000
Common stock issued pursuant to subscription agreements (in Shares)		63,203
Common stock issued in payment of consulting services and settlement of accounts payable			463,815		463,815
Common stock issued in payment of consulting services and settlement of accounts payable (in Shares)		46,903
Stock-based compensation			678,146		678,146
Restricted stock awards granted
Restricted stock awards granted (in Shares)		34,130
Net loss				(3,306,512)	(3,306,512)
Balance at Dec. 31, 2019		$ 30	3,575,886	(6,308,191)	(2,732,275)
Balance (in Shares) at Dec. 31, 2019		3,018,673
Common stock issued pursuant to subscription agreements			425,000		425,000
Common stock issued pursuant to subscription agreements (in Shares)		42,978
Common stock issued in payment of consulting services and settlement of accounts payable			1,781		1,781
Common stock issued in payment of consulting services and settlement of accounts payable (in Shares)		180
Stock-based compensation			130,990		130,990
Restricted stock awards granted
Restricted stock awards granted (in Shares)		3,792
Net loss				(656,495)	(656,495)
Balance at Mar. 31, 2020		$ 30	4,133,657	(6,964,686)	(2,830,999)
Balance (in Shares) at Mar. 31, 2020		3,065,623
Balance at Dec. 31, 2019		$ 30	3,575,886	(6,308,191)	(2,732,275)
Balance (in Shares) at Dec. 31, 2019		3,018,673
Common stock issued pursuant to subscription agreements		$ 1	1,376,899		1,376,900
Common stock issued pursuant to subscription agreements (in Shares)		139,220
Common stock issued in payment of consulting services and settlement of accounts payable			5,288		5,288
Common stock issued in payment of consulting services and settlement of accounts payable (in Shares)		533
Stock-based compensation			1,473,642		1,473,642
Restricted stock awards granted
Restricted stock awards granted (in Shares)		6,952
Restricted stock awards forfeited
Restricted stock awards forfeited (in Shares)		(20,225)
Net loss				(4,339,653)	(4,339,653)
Balance at Dec. 31, 2020		$ 31	6,431,715	(10,647,844)	(4,216,098)	[1]
Balance (in Shares) at Dec. 31, 2020		3,145,153
Balance at Mar. 31, 2020		$ 30	4,133,657	(6,964,686)	(2,830,999)
Balance (in Shares) at Mar. 31, 2020		3,065,623
Common stock issued pursuant to subscription agreements		$ 1	843,899		843,900
Common stock issued pursuant to subscription agreements (in Shares)		85,325
Common stock issued in payment of consulting services and settlement of accounts payable			1,125		1,125
Common stock issued in payment of consulting services and settlement of accounts payable (in Shares)		113
Stock-based compensation			571,691		571,691
Restricted stock awards granted
Restricted stock awards granted (in Shares)		3,160
Restricted stock awards forfeited
Restricted stock awards forfeited (in Shares)		(20,225)
Net loss				(1,269,784)	(1,269,784)
Balance at Jun. 30, 2020		$ 31	5,550,372	(8,234,470)	(2,684,067)
Balance (in Shares) at Jun. 30, 2020		3,133,996
Balance at Dec. 31, 2020		$ 31	6,431,715	(10,647,844)	(4,216,098)	[1]
Balance (in Shares) at Dec. 31, 2020		3,145,153
Common stock issued pursuant to initial public offering, net of offering costs of $2,216,793		$ 18	15,783,189		15,783,207
Common stock issued pursuant to initial public offering, net of offering costs of $2,216,793 (in Shares)		1,800,000
Stock-based compensation			369,884		369,884
Net loss				(2,379,271)	(2,379,271)
Balance at Mar. 31, 2021		$ 49	22,584,788	(13,027,115)	9,557,722
Balance (in Shares) at Mar. 31, 2021		4,945,153
Stock-based compensation			321,427		321,427
Restricted stock awards granted		$ 1	(1)
Restricted stock awards granted (in Shares)		15,000
Net loss				(2,343,419)	(2,343,419)
Balance at Jun. 30, 2021		$ 50	$ 22,906,214	$ (15,370,534)	$ 7,535,730
Balance (in Shares) at Jun. 30, 2021		4,960,153

[1]	Derived from audited financial statements